Financial Assets Held for Trading and Designated at Fair Value Through Profit or Loss - Summary of Cost and Fair Value of Financial Assets Held for Trading by Maturity (Detail) - BRL (R$)
R$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Gross carrying amount [member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	R$ 82,183	R$ 53,382
Cost and fair value of financial assets held for trading by maturity, non-current	198,927	208,850
Total	281,110	262,232
Gross carrying amount [member] | Non-stated maturity [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	24,736	15,031
Gross carrying amount [member] | Up to one year [member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	57,447	38,351
Gross carrying amount [member] | From one to five years [member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	136,727	153,256
Gross carrying amount [member] | From five to ten years [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	41,744	44,258
Gross carrying amount [member] | After ten years [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	20,456	11,336
Fair value [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	80,372	52,096
Cost and fair value of financial assets held for trading by maturity, non-current	199,668	209,815
Total	280,040	261,911
Fair value [Member] | Non-stated maturity [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	22,904	13,772
Fair value [Member] | Up to one year [member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	57,468	38,324
Fair value [Member] | From one to five years [member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	137,186	153,701
Fair value [Member] | From five to ten years [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	41,759	44,620
Fair value [Member] | After ten years [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	R$ 20,723	R$ 11,494